Share-Based Compensation (Schedule Of Weighted-Average Assumptions Used To Estimate Fair Value Of Option Grant) (Details)	1 Months Ended			12 Months Ended
	Apr. 17, 2013	Apr. 24, 2013	Jun. 29, 2012	Jul. 31, 2013	Jul. 31, 2012
Share-Based Compensation [Abstract]
Volatility	140.63%	140.75%	82.44%	134.80%	85.41%
Interest Rate			0.24%	0.85%	0.75%
Dividend yield			0.00%	0.00%	0.00%
Expected life (years)				5 years 22 days	4 years